Credit facilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Credit Risk [Abstract]
Schedule of credit facilities

	December 31, 2021	December 31, 2020

Credit facility
Funds drawn	44,983	37,644

	44,983	37,644